Sphere 500 Fossil Free Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 100.1%
BASIC MATERIALS - 1.9%
Chemicals - 1.3%
Albemarle Corp.	4	$836
Celanese Corp.	4	470
CF Industries Holdings, Inc.	7	600
Dow, Inc.	26	1,342
DuPont de Nemours, Inc.	18	1,000
Eastman Chemical Co.	5	449
Ecolab, Inc.	9	1,384
FMC Corp.	4	428
International Flavors & Fragrances, Inc.	8	953
LyondellBasell Industries NV - ADR	9	787
Mosaic Co.	13	614
PPG Industries, Inc.	8	915
RPM International, Inc.	5	394
Sherwin-Williams Co.	8	1,791
		11,963
Iron/Steel - 0.2%
Nucor Corp.	9	939
Reliance Steel & Aluminum Co.	2	340
Steel Dynamics, Inc.	6	397
		1,676
Mining - 0.4%
Alcoa Corp.	6	274
Freeport-McMoRan, Inc.	51	1,492
Newmont Corp.	28	1,671
		3,437
TOTAL BASIC MATERIALS (Cost $19,869)		17,076

COMMUNICATIONS - 14.9%
Advertising - 0.2%
Interpublic Group of Cos., Inc.	14	385
Omnicom Group, Inc.	7	445
Trade Desk, Inc.	14	587
		1,417
Internet - 10.4%
Airbnb, Inc. (a)	8	713
Alphabet, Inc. (a)	18	39,300
Amazon.com, Inc. (a)	323	34,306
Booking Holdings, Inc. (a)	1	1,749
CDW Corp.	4	630
DoorDash, Inc. (a)	8	513
eBay, Inc.	20	834
Expedia Group, Inc. (a)	5	474
GoDaddy, Inc. (a)	5	348
Match Group, Inc. (a)	10	697
Meta Platforms, Inc. (a)	68	10,965
Netflix, Inc. (a)	15	2,623
NortonLifeLock, Inc.	20	439
Okta, Inc. (a)	5	452
Snap, Inc. (a)	30	394
Twitter, Inc. (a)	23	860
Uber Technologies, Inc. (a)	69	1,412
VeriSign, Inc. (a)	4	669
		97,378
Media - 1.8%
Charter Communications, Inc. (a)	4	1,874
Comcast Corp.	156	6,121
FactSet Research Systems, Inc.	1	385
Liberty Broadband Corp. (a)	4	462
Paramount Global	17	419
The Walt Disney Co. (a)	64	6,042
Warner Bros Discovery, Inc. (a)	78	1,047
		16,350
Telecommunications - 2.5%
Arista Networks, Inc. (a)	8	750
AT&T, Inc.	252	5,282
Cisco Systems, Inc.	146	6,225
Corning, Inc.	27	851
T-Mobile U.S., Inc. (a)	22	2,960
Verizon Communications, Inc.	148	7,511
		23,579
TOTAL COMMUNICATIONS (Cost $188,520)		138,724

CONSUMER, CYCLICAL - 10.3%
Airlines - 0.2%
Delta Air Lines, Inc. (a)	23	666
Southwest Airlines Co. (a)	21	758
United Airlines Holdings, Inc. (a)	11	390
		1,814
Apparel - 0.5%
NIKE, Inc.	36	3,679
VF Corp.	14	619
		4,298
Auto Manufacturers - 2.7%
Cummins, Inc.	5	968
Ford Motor Co.	137	1,525
General Motors Co. (a)	49	1,556
PACCAR, Inc.	12	988
Tesla, Inc. (a)	30	20,202
		25,239
Distribution/Wholesale - 0.4%
Copart, Inc. (a)	8	869
Fastenal Co.	20	999
LKQ Corp.	10	491
Pool Corp.	1	351
WW Grainger, Inc.	2	909
		3,619
Entertainment - 0.0%
Live Nation Entertainment, Inc. (a)	6	496
Home Builders - 0.6%
DR Horton, Inc.	12	794
Lennar Corp.	8	565
NVR, Inc. (a)	1	4,004
		5,363
Leisure Time - 0.1%
Carnival Corp - ADR (a)	31	268
Royal Caribbean Cruises Ltd - ADR (a)	8	280
		548
Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	10	1,115
Las Vegas Sands Corp. (a)	12	403
Marriott International, Inc.	9	1,224
MGM Resorts International	12	347
		3,089
Retail - 5.5%
AutoZone, Inc. (a)	1	2,149
Best Buy Co., Inc.	7	456
Burlington Stores, Inc. (a)	2	272
CarMax, Inc. (a)	6	543
Chipotle Mexican Grill, Inc. (a)	1	1,307
Costco Wholesale Corp.	16	7,668
Darden Restaurants, Inc.	4	452
Dollar General Corp.	8	1,964
Dollar Tree, Inc. (a)	8	1,247
Domino's Pizza, Inc.	1	390
Genuine Parts Co.	5	665
Lowe's Cos., Inc.	23	4,017
Lululemon Athletica, Inc. (a)	4	1,090
McDonald's Corp.	26	6,419
O'Reilly Automotive, Inc. (a)	2	1,264
Ross Stores, Inc.	12	843
Starbucks Corp.	40	3,056
Target Corp.	16	2,260
The Home Depot, Inc.	36	9,874
The TJX Cos., Inc.	41	2,290
Tractor Supply Co.	4	775
Ulta Beauty, Inc. (a)	2	771
Walgreens Boots Alliance, Inc.	25	948
Yum! Brands, Inc.	10	1,135
		51,855
Toys/Games/Hobbies - 0.0%
Hasbro, Inc.	5	409
TOTAL CONSUMER, CYCLICAL (Cost $117,959)		96,730

CONSUMER, NON-CYCLICAL - 26.4%
Agriculture - 0.0%
Darling Ingredients, Inc. (a)	6	359
Beverages - 2.2%
Brown-Forman Corp.	8	561
Constellation Brands, Inc.	5	1,165
Keurig Dr Pepper, Inc.	30	1,062
Monster Beverage Corp. (a)	13	1,205
PepsiCo, Inc.	49	8,166
The Coca-Cola Co.	138	8,682
		20,841
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc. (a)	4	583
Amgen, Inc.	19	4,623
Biogen, Inc. (a)	5	1,020
BioMarin Pharmaceutical, Inc. (a)	6	497
Corteva, Inc.	25	1,353
Gilead Sciences, Inc.	44	2,720
Horizon Therapeutics Plc - ADR (a)	8	638
Illumina, Inc. (a)	6	1,106
Incyte Corp. (a)	6	456
Moderna, Inc. (a)	13	1,857
Regeneron Pharmaceuticals, Inc. (a)	4	2,365
Royalty Pharma PLC - ADR	12	504
Seagen, Inc. (a)	5	885
Vertex Pharmaceuticals, Inc. (a)	9	2,536
		21,143
Commercial Services - 2.2%
Automatic Data Processing, Inc.	15	3,151
Block, Inc. (a)	17	1,045
Cintas Corp.	3	1,121
CoStar Group, Inc. (a)	14	846
Equifax, Inc.	4	731
FleetCor Technologies, Inc. (a)	3	630
Gartner, Inc. (a)	3	725
Global Payments, Inc.	10	1,106
Moody's Corp.	6	1,632
PayPal Holdings, Inc. (a)	41	2,863
Quanta Services, Inc.	5	627
S&P Global, Inc.	12	4,045
TransUnion	7	560
United Rentals, Inc. (a)	3	729
Verisk Analytics, Inc.	6	1,038
		20,849
Cosmetics/Personal Care - 1.7%
Colgate-Palmolive Co.	28	2,244
The Estee Lauder Cos., Inc.	6	1,528
The Procter & Gamble Co.	85	12,222
		15,994
Food - 1.3%
Conagra Brands, Inc.	17	582
General Mills, Inc.	21	1,585
Kellogg Co	12	856
The Kraft Heinz Co.	28	1,068
The Kroger Co.	25	1,183
McCormick & Co., Inc.	9	749
Mondelez International, Inc.	49	3,042
Sysco Corp.	18	1,525
The Hershey Co.	5	1,076
The JM Smucker Co.	4	512
		12,178
Healthcare-Products - 4.8%
Abbott Laboratories	61	6,628
ABIOMED, Inc. (a)	2	495
Align Technology, Inc. (a)	3	710
Avantor, Inc. (a)	21	653
Baxter International, Inc.	18	1,156
Bio-Techne Corp.	1	347
Boston Scientific Corp. (a)	50	1,863
Danaher Corp.	23	5,831
Edwards Lifesciences Corp. (a)	22	2,092
Henry Schein, Inc. (a)	5	384
Hologic, Inc. (a)	9	624
IDEXX Laboratories, Inc. (a)	3	1,052
Insulet Corp. (a)	2	436
Intuitive Surgical, Inc. (a)	13	2,609
Medtronic PLC - ADR	47	4,218
PerkinElmer, Inc.	4	569
ResMed, Inc.	5	1,048
STERIS PLC - ADR	4	825
Stryker Corp.	12	2,387
Teleflex, Inc.	2	492
The Cooper Cos., Inc.	2	626
Thermo Fisher Scientific, Inc.	14	7,606
Waters Corp. (a)	2	662
West Pharmaceutical Services, Inc.	3	907
Zimmer Biomet Holdings, Inc.	7	735
		44,955
Healthcare-Services - 3.2%
Catalent, Inc. (a)	6	644
Centene Corp. (a)	21	1,777
Charles River Laboratories International, Inc. (a)	2	428
Elevance Health, Inc.	8	3,861
HCA Healthcare, Inc.	8	1,344
Humana, Inc.	4	1,872
IQVIA Holdings, Inc. (a)	7	1,519
Laboratory Corp of America Holdings	3	703
Molina Healthcare, Inc. (a)	2	559
Quest Diagnostics, Inc.	4	532
UnitedHealth Group, Inc.	33	16,950
		30,189
Household Products/Wares - 0.4%
Avery Dennison Corp.	3	485
Church & Dwight Co., Inc.	9	834
Kimberly-Clark Corp.	12	1,622
The Clorox Co.	4	564
		3,505
Pharmaceuticals - 8.3%
AbbVie, Inc.	62	9,496
AmerisourceBergen Corp.	6	849
Becton Dickinson and Co.	10	2,465
Bristol-Myers Squibb Co.	75	5,775
Cardinal Health, Inc.	10	523
Cigna Corp.	11	2,899
CVS Health Corp.	46	4,262
Dexcom, Inc. (a)	14	1,044
Eli Lilly & Co.	32	10,375
Johnson & Johnson	93	16,509
McKesson Corp.	5	1,631
Merck & Co., Inc.	89	8,114
Pfizer, Inc.	198	10,381
Zoetis, Inc.	17	2,922
		77,245
TOTAL CONSUMER, NON-CYCLICAL (Cost $262,476)		247,258

ENERGY - 0.1%
Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	5	976
TOTAL ENERGY (Cost $927)		976

FINANCIAL - 12.2%
Banks - 5.5%
Bank of America Corp.	283	8,810
Bank of New York Mellon Corp.	28	1,168
Citigroup, Inc .	66	3,035
Fifth Third Bancorp	24	806
First Republic Bank	6	865
Goldman Sachs Group, Inc.	12	3,564
Huntington Bancshares, Inc.	50	602
JPMorgan Chase & Co.	103	11,599
KeyCorp	33	569
M&T Bank Corp.	6	956
Morgan Stanley	48	3,651
Northern Trust Corp.	7	675
PNC Financial Services Group, Inc.	14	2,209
Regions Financial Corp.	33	619
Signature Bank	2	358
State Street Corp.	12	740
SVB Financial Group (a)	2	790
Truist Financial Corp.	47	2,229
US Bancorp	52	2,393
Wells Fargo & Co.	134	5,249
		50,887
Diversified Financial Services - 4.0%
Ally Financial, Inc.	11	368
American Express Co.	21	2,911
Ameriprise Financial, Inc.	4	951
BlackRock, Inc.	5	3,045
Capital One Financial Corp.	14	1,459
Charles Schwab Corp.	54	3,412
CME Group, Inc.	13	2,661
Discover Financial Services	10	946
Intercontinental Exchange, Inc.	20	1,881
LPL Financial Holdings, Inc.	3	553
Mastercard, Inc.	34	10,726
Nasdaq, Inc.	4	610
Raymond James Financial, Inc.	7	626
Synchrony Financial	18	497
T Rowe Price Group, Inc.	8	909
Visa, Inc.	30	5,907
		37,462
Insurance - 2.1%
Aflac, Inc.	23	1,272
Allstate Corp.	10	1,267
American International Group, Inc.	28	1,432
Arthur J Gallagher & Co.	7	1,141
Brown & Brown, Inc.	8	467
Chubb Ltd - ADR	15	2,949
Cincinnati Financial Corp.	5	595
Fidelity National Financial, Inc.	9	333
Hartford Financial Services Group, Inc.	12	785
Loews Corp.	7	415
Markel Corp. (a)	1	1,293
Marsh & McLennan Cos., Inc.	18	2,794
MetLife, Inc.	24	1,507
Principal Financial Group, Inc.	9	601
Progressive Corp.	21	2,442
Prudential Financial, Inc.	13	1,244
The Travelers Cos., Inc.	8	1,353
W R Berkley Corp.	7	478
		22,368
Private Equity - 0.2%
Blackstone, Inc.	25	2,281
Real Estate - 0.1%
CBRE Group, Inc. (a)	11	810
TOTAL FINANCIAL (Cost $134,599)		113,808

INDUSTRIAL - 5.8%
Aerospace/Defense - 0.0%
Howmet Aerospace, Inc .	13	409
Building Materials - 0.3%
Builders FirstSource, Inc. (a)	6	322
Carrier Global Corp.	30	1,070
Martin Marietta Materials, Inc.	2	598
Masco Corp.	8	405
Vulcan Materials Co.	5	711
		3,106
Electrical Compo&Equip - 0.3%
AMETEK, Inc.	8	879
Emerson Electric Co.	21	1,671
Generac Holdings, Inc. (a)	2	421
		2,971
Electronics - 0.5%
Agilent Technologies, Inc.	11	1,306
Fortive Corp.	12	653
Keysight Technologies, Inc. (a)	6	827
Mettler-Toledo International, Inc. (a)	1	1,149
Trimble, Inc. (a)	9	524
		4,459
Environmental Control - 0.3%
Republic Services, Inc.	7	916
Waste Management, Inc.	15	2,295
		3,211
Hand/Machine Tools - 0.1%
Snap-on, Inc.	2	394
Stanley Black & Decker, Inc.	5	524
		918
Machinery- Construction & Mining - 0.4%
Caterpillar, Inc.	19	3,397
Machinery- Diversified - 1.1%
Deere & Co.	17	5,091
Dover Corp.	5	607
IDEX Corp.	3	545
Ingersoll Rand, Inc.	14	589
Nordson Corp.	2	405
Otis Worldwide Corp.	15	1,060
Rockwell Automation, Inc.	4	797
Westinghouse Air Brake Technologies Corp.	6	492
Xylem, Inc.	6	469
		10,055
Miscellaneous Manufacturers - 1.0%
3M Co.	20	2,588
Carlisle Cos., Inc.	2	477
Eaton Corp PLC - ADR	14	1,764
Illinois Tool Works, Inc.	10	1,823
Parker-Hannifin Corp.	5	1,230
Trane Technologies PLC - ADR	8	1,039
		8,921
Packaging & Containers - 0.1%
Crown Holdings, Inc.	4	369
Packaging Corp of America	3	412
		781
Transportation - 1.7%
CH Robinson Worldwide, Inc.	4	405
CSX Corp.	77	2,238
Expeditors International of Washington, Inc.	6	585
FedEx Corp.	8	1,814
JB Hunt Transport Services, Inc.	3	472
Norfolk Southern Corp.	8	1,818
Old Dominion Freight Line, Inc.	4	1,025
Union Pacific Corp.	22	4,692
United Parcel Service, Inc.	14	2,556
		15,605
TOTAL INDUSTRIAL (Cost $62,421)		53,833

TECHNOLOGY - 28.4%
Computers - 9.6%
Apple, Inc.	571	78,067
Cognizant Technology Solutions Corp.	18	1,215
Crowdstrike Holdings, Inc. (a)	7	1,180
Dell Technologies, Inc.	9	416
EPAM Systems, Inc. (a)	2	590
Fortinet, Inc. (a)	21	1,188
Hewlett Packard Enterprise Co.	46	610
HP, Inc.	32	1,049
International Business Machines Corp.	32	4,518
NetApp, Inc.	8	522
Western Digital Corp. (a)	11	493
Zscaler, Inc. (a)	3	448
		90,296
Office/Business Equipment - 0.1%
Zebra Technologies Corp. (a)	2	588
Semiconductors - 5.9%
Advanced Micro Devices, Inc. (a)	57	4,359
Analog Devices, Inc.	18	2,630
Applied Materials, Inc.	31	2,820
Broadcom, Inc.	15	7,287
Entegris, Inc.	4	368
Intel Corp.	144	5,387
KLA Corp.	5	1,595
Lam Research Corp.	5	2,131
Microchip Technology, Inc.	19	1,104
Micron Technology, Inc.	39	2,156
Monolithic Power Systems, Inc.	2	768
NVIDIA Corp.	85	12,885
ON Semiconductor Corp. (a)	15	755
QUALCOMM, Inc.	39	4,982
Skyworks Solutions, Inc.	6	556
Teradyne, Inc.	6	537
Texas Instruments, Inc.	32	4,917
		55,237
Software - 12.8%
Activision Blizzard, Inc.	25	1,947
Adobe, Inc. (a)	17	6,223
Akamai Technologies, Inc. (a)	6	548
ANSYS, Inc. (a)	3	718
Autodesk, Inc. (a)	8	1,376
Bill.com Holdings, Inc. (a)	3	330
Broadridge Financial Solutions, Inc.	4	570
Cadence Design Systems, Inc. (a)	10	1,500
Citrix Systems, Inc.	4	389
Cloudflare, Inc. (a)	8	350
Datadog, Inc. (a)	8	762
DocuSign, Inc. (a)	7	402
Electronic Arts, Inc.	9	1,095
Fidelity National Information Services, Inc.	21	1,925
Fiserv, Inc. (a)	21	1,868
HubSpot, Inc. (a)	2	601
Intuit, Inc.	10	3,854
Jack Henry & Associates, Inc.	3	540
Microsoft Corp.	264	67,803
MongoDB, Inc. (a)	2	519
MSCI, Inc.	3	1,236
Oracle Corp.	54	3,773
Paychex, Inc.	11	1,253
Paycom Software, Inc. (a)	2	560
PTC, Inc. (a)	4	425
ROBLOX Corp. (a)	13	427
Roper Technologies, Inc.	4	1,579
Salesforce, Inc. (a)	34	5,611
ServiceNow, Inc. (a)	7	3,329
Snowflake, Inc. (a)	8	1,112
Splunk, Inc. (a)	5	442
SS&C Technologies Holdings, Inc.	7	406
Synopsys, Inc. (a)	5	1,519
Take-Two Interactive Software, Inc. (a)	5	613
Twilio, Inc. (a)	6	503
Tyler Technologies, Inc. (a)	1	332
Veeva Systems, Inc. (a)	4	792
Vmware, Inc.	7	798
Workday, Inc. (a)	5	698
Zoom Video Communications, Inc. (a)	7	756
		119,484
TOTAL TECHNOLOGY (Cost $329,668)		265,605
Utilities - 0.1%
Water - 0.1%
American Water Works Co., Inc.	6	892
Essential Utilities, Inc.	9	413
TOTAL UTILITIES (Cost $1,394)		1,305
TOTAL COMMON STOCK (Cost $1,117,743)		935,315

REITS - 3.7%
Alexandria Real Estate Equities, Inc.	6	870
American Homes 4 Rent	11	390
American Tower Corp.	16	4,090
AvalonBay Communities, Inc.	5	971
Boston Properties, Inc.	5	445
Camden Property Trust	4	538
Crown Castle International Corp.	15	2,526
Digital Realty Trust, Inc.	10	1,298
Duke Realty Corp.	14	769
Equinix, Inc.	3	1,971
Equity LifeStyle Properties, Inc.	6	423
Equity Residential	13	939
Essex Property Trust, Inc.	2	523
Extra Space Storage, Inc.	5	851
Gaming and Leisure Properties, Inc.	8	367
Healthpeak Properties, Inc.	19	492
Host Hotels & Resorts, Inc.	25	392
Invitation Homes, Inc.	21	747
Iron Mountain, Inc.	10	487
Kimco Realty, Corp.	21	415
Mid-America Apartment Communities, Inc.	4	699
Prologis, Inc.	26	3,059
Public Storage	5	1,563
Realty Income Corp.	21	1,434
SBA Communications Corp.	4	1,280
Simon Property Group Inc.	11	1,044
Sun Communities, Inc.	4	637
UDR, Inc.	11	506
Ventas, Inc.	14	720
VICI Properties, Inc.	34	1,013
Welltower, Inc.	16	1,318
Weyerhaeuser Co.	26	861
WP Carey, Inc.	7	580
TOTAL REITS (Cost $38,192)		34,218

Total Investments (Cost $1,155,935) - 103.8%		969,533
Liabilities in Excess of Other Assets - (3.8)%		(35,185)
TOTAL NET ASSETS - 100.00%		$934,348

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.

Summary of Fair Value Measurements at June 30, 2022 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the

Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$17,076	$-	$-	$17,076
Communications	138,724	-	-	138,724
Consumer, Cyclical	96,730	-	-	96,730
Consumer, Non-cyclical	247,258	-	-	247,258
Energy	976	-	-	976
Financials	113,808	-	-	113,808
Industrials	53,833	-	-	53,833
Technology	265,605	-	-	265,605
Utilities	1,305			1,305
Total Common Stocks	935,315	-	-	935,315
REITs	34,218	-	-	34,218
Total Investments in Securities	$969,533	$-	$-	$969,533